Revenue Recognition - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Other Revenues [Line Items]
Lease liability	$ 4.6		$ 4.6		$ 5.5
Liability for its guarantee to repurchase the equipment at residual amount	11.0		11.0		12.5
Deferred revenue	10.9		10.9		$ 4.7
Net revenue	$ 192.1	$ 135.9	372.6	$ 238.2
Revenue recognized from guaranteed maintenance contracts			7.8	$ 7.2
Automated Equipment Installation and System Integration Services [Member]
Other Revenues [Line Items]
Net revenue			$ 0.5